UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2368

Name of Registrant:	Vanguard Fixed Income Securities Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2005

Item 1:	Schedule of Investments

Vanguard Intermediate-Term Treasury Fund
Schedule of Investments
April 30, 2005
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (97.1%)
U.S. Government Securities (79.7%)
U.S. Treasury Bond	10.375%	11/15/2012	$207,800	$241,112
U.S. Treasury Bond	11.750%	11/15/2014	20,000	26,519
U.S. Treasury Bond	10.625%	8/15/2015	57,000	87,130
U.S. Treasury Bond	9.875%	11/15/2015	25,000	36,808
U.S. Treasury Bond	9.250%	2/15/2016	283,500	404,296
U.S. Treasury Bond	7.250%	5/15/2016 (3)	301,500	378,666
U.S. Treasury Bond	7.500%	11/15/2016	7,000	8,995
U.S. Treasury Bond	8.750%	5/15/2017	137,000	192,892
U.S. Treasury Bond	8.875%	8/15/2017	160,000	228,000
U.S. Treasury Note	6.750%	5/15/2005	25,000	25,035
U.S. Treasury Note	6.000%	8/15/2009	179,650	194,836
U.S. Treasury Note	6.500%	2/15/2010	456,650	508,379
U.S. Treasury Note	5.750%	8/15/2010	192,000	208,679
U.S. Treasury Note	5.000%	8/15/2011	321,000	338,957
U.S. Treasury Note	4.875%	2/15/2012	162,000	170,252

				3,050,556

Agency Bonds and Notes (17.2%)
Export Funding Trust
(U.S. Government Guaranteed)	8.210%	12/29/2006 (1)	2,862	2,969
Federal National Mortgage Assn.*	7.300%	5/25/2010 (1)	30,000	33,921
Federal National Mortgage Assn.*	5.763%	12/25/2011 (1)	20,000	21,284
Guaranteed Trade Trust
(U.S. Government Guaranteed)	7.390%	6/26/2006 (1)	1,125	1,153
Guaranteed Trade Trust
(U.S. Government Guaranteed)	7.800%	8/15/2006 (1)	2,595	2,670
Guaranteed Trade Trust
(U.S. Government Guaranteed)	8.170%	1/15/2007 (1)	2,167	2,245
Guaranteed Trade Trust
(U.S. Government Guaranteed)	6.690%	1/15/2009 (1)(2)	21,571	22,527
Overseas Private Investment Corp.
(U.S. Government Guaranteed)	6.726%	9/15/2010 (1)	12,435	13,548
Overseas Private Investment Corp.
(U.S. Government Guaranteed)	7.600%	12/15/2012 (1)	27,474	30,550
Overseas Private Investment Corp.
(U.S. Government Guaranteed)	7.050%	11/15/2013 (1)	32,813	36,106
Private Export Funding Corp.
(U.S. Government Guaranteed)	7.650%	5/15/2006	15,000	15,594
Private Export Funding Corp.
(U.S. Government Guaranteed)	7.110%	4/15/2007	33,420	35,407
Private Export Funding Corp.
(U.S. Government Guaranteed)	6.490%	7/15/2007	14,000	14,735
Private Export Funding Corp.
(U.S. Government Guaranteed)	5.750%	1/15/2008	60,000	62,667
Private Export Funding Corp.
(U.S. Government Guaranteed)	5.870%	7/31/2008	123,100	129,726
Private Export Funding Corp.
(U.S. Government Guaranteed)	7.200%	1/15/2010	12,900	14,511
Private Export Funding Corp.
(U.S. Government Guaranteed)	7.250%	6/15/2010	135,920	154,222
Private Export Funding Corp.
(U.S. Government Guaranteed)	6.070%	4/30/2011	51,000	55,468
Private Export Funding Corp.
(U.S. Government Guaranteed)	5.685%	5/15/2012	10,000	10,752

				660,055

Mortgage-Backed Securities (0.2%)
Federal Home Loan Mortgage Corp.*	5.500%	4/1/2016-5/1/2016 (1)	5,219	5,356
Federal Home Loan Mortgage Corp.*	7.000%	5/22/2005-2/1/2016 (1)	1,640	1,727

				7,083

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $3,596,790)				3,717,694

TEMPORARY CASH INVESTMENT (1.3%)			Shares

Vanguard Yorktown Liquidity Fund, 2.801%**
(Cost $51,145)			51,144,929	51,145

TOTAL INVESTMENTS (98.4%)
(Cost $3,647,935)				3,768,839

OTHER ASSETS AND LIABILITIES--NET (1.6%)				61,372

NET ASSETS (100%)				$3,830,211

*The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line-of-credit) would require congressional action.
**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2)Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, the value of this security was $22,527,000, representing 0.6% of net assets.
(3)Securities with a value of $3,391,000 have been segregated as initial margin for open futures contracts.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Yorktown Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2005, the cost of investment securities for tax purposes was $3,647,935,000. Net unrealized appreciation of investment securities for tax purposes was $120,904,000 consisting of unrealized gains of $122,446,000 on securities that had risen in value since their purchase and $1,542,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At April 30, 2005, the aggregate settlement value of open futures contracts expiring in June 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note	(4,816)	$522,310	$(5,497)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2005, the cost of investment securities for tax purposes was $8,882,514,000. Net unrealized appreciation of investment securities for tax purposes was $68,092,000, consisting of unrealized gains of $222,262,000 on securities that had risen in value since their purchase and $154,170,000 in unrealized losses on securities that had fallen in value since their purchase.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2005, the cost of investment securities for tax purposes was $8,882,514,000. Net unrealized appreciation of investment securities for tax purposes was $68,092,000, consisting of unrealized gains of $222,262,000 on securities that had risen in value since their purchase and $154,170,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	June 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	June 14, 2005

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	June 14, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.